Chapter 11 Proceedings, Ability to Continue as a Going Concern Disclosure (Narratives) (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2017	Mar. 31, 2016	Dec. 31, 2016
Chapter11 Proceedings [Abstract]
NOL Order Beneficial Ownership Percentage			4.50%
Accrued and Unpaid Professional Fees			$ 6,400,000
Big West Settlement Agreement			$ 17,350,000
Plan Support Agreement, Rights Offering and Backstop Commitment Agreement [Abstract]
Percentage Of Principal Amount Of Debt Held By Plan Support Parties			66.67%
Senior Notes Ultra Petroleum Corp Due 2018 Interest Rate			5.75%
Senior Notes Ultra Petroleum Corp Due 2024 Interest Rate			6.125%
Plan Support Agreement [Abstract]
Reorganization Plan Value			$ 6,000,000,000
Reorganization Value High			6,250,000,000
Reorganization Value Low			$ 5,500,000,000
Reoganization Value High Strip Price			greater than $3.65/MMBtu
Reoganization Value Low Strip Price			less than $3.25/MMBtu
Exit Financing Commitment Letter [Abstract]
Aggregate Comitment Value	$ 2,400,000,000
Senior Secured Term Loan Facility	600,000,000
Senior Secured Revolving Facility	400,000,000
Initial Borrowing Base	1,000,000,000
Aggregate Bridge Loan Commitment Value	1,400,000,000
Five Year Bridge Facility	700,000,000
Eight Year Bridge Facility	700,000,000
Letters Of Credit Availability	$ 100,000,000
Revolving Facility Initial Max total net debt to EBITDAX Ratio	425.00%
Revolving Facility Max total net debt to EBITDAX Ratio	400.00%	350.00%
Revolving Facility Minimum Current Ratio	100.00%
Revolving Facility Minimum Interest Coverage Ratio	250.00%
Percentage of Proved Property Securing Debt	85.00%
Credit Facilities Blended Rate	5.10%
Rights Offering [Abstract]
Rights Offering Aggregate			$ 580,000,000
Rights Offering Subscription Value HoldCo Noteholders			435,000,000
Rights Offering Subscription Value HoldCo Equityholders			$ 145,000,000
Rights Offering Commitment Premium			6.00%
Rights Offering Terminated Commitment Premium			4.00%
Implied Plan Value Discount			20.00%